Cover Document	Nov. 05, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Incorporation, State or Country Code	MI
Entity File Number	001-15141
Entity Tax Identification Number	38-0837640
Entity Address, Address Line One	855 East Main Avenue
Entity Address, City or Town	Zeeland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49464
City Area Code	616
Local Phone Number	654-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MLHR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000066382
Amendment Flag	false
Entity Registrant Name	Miller Herman Inc.